Deferred tax (Tables)	12 Months Ended
Jun. 30, 2021
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2021	2020
	£’000	£’000
US deferred tax assets	—	(58,362)
UK deferred tax liabilities	35,546	31,337
At 30 June	35,546	(27,025)

17Deferred tax (continued)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2021	2020
	£’000	£’000
At 1 July	(27,025)	(26,550)
Expensed to statement of profit or loss (note 10)	64,019	1,426
Credited to other comprehensive income (note 10)	(1,448)	(1,901)
At 30 June	35,546	(27,025)

Schedule of unrecognized US deferred tax asset

Unrealized
foreign
		Net	exchange and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	56,275	23,956	1,674	4,865	3,913	6,504	97,187

US
Deferred Tax
Schedule of movements in net deferred tax asset

			Unrealized
			foreign
			exchange
		Net	and			Property,
	Foreign	operating	derivative	Intangible	Deferred	plant and
	tax credits	losses	movements	assets	revenue	equipment	Other	Total(1)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2019	(30,288)	—	(486)	(15,058)	(7,748)	3,732	(8,567)	(58,415)
Expensed/(credited) to statement of profit or loss (note 10)	2,793	(10,804)	(441)	5,988	1,917	(614)	1,636	475
(Credited)/expensed to other comprehensive income (note 10)	(320)	1,267	(1,369)	—	—	—	—	(422)
At 30 June 2020	(27,815)	(9,537)	(2,296)	(9,070)	(5,831)	3,118	(6,931)	(58,362)
Expensed/(credited) to statement of profit or loss (note 10)	31,779	6,328	1,577	9,070	5,831	241	6,931	61,757
(Credited)/expensed to other comprehensive income (note 10)	(3,964)	(150)	719	—	—	—	—	(3,395)
At 30 June 2021	—	(3,359)	—	—	—	3,359	—	—
(1)	The deferred tax assets have been written down to the extent that they will not shelter profits arising from the unwind of the deferred tax liability. This is due to a change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.

UK
Deferred Tax
Schedule of movements in net deferred tax asset

				Property
	Accelerated		Non	fair	Net
	tax		qualifying	value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(3)	Total(4)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(Credited)/expensed to statement of profit or loss (note 10)	(98)	559	1,395	1,017	—	(1,922)	951
Credited to other comprehensive income (note 10)	—	—	—	—	—	(1,479)	(1,479)
At 30 June 2020	608	9,881	13,290	13,735	—	(6,177)	31,337
Expensed/(credited) to statement of profit or loss (note 10) (2)	1	5,119	4,192	3,707	(12,180)	1,423	2,262
Expensed to other comprehensive income (note 10)	—	—	—	—	—	1,947	1,947
At 30 June 2021	609	15,000	17,482	17,442	(12,180)	(2,807)	35,546
(2)	An increase in the UK Corporation tax rate from 19% to 25%, effective April 2023, was substantively enacted in May 2021. This has resulted in the re-measurement of the UK deferred tax liability from 19% to 25% resulting in an additional charge of £11,224,000.
(3)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2022.
(4)	Of the total deferred tax liability, £35,546,000 is expected to be settled after more than one year.